Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)	6 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Promissory note		$ 333,594
Unrecognized tax benefits	$ 0	0	$ 0	$ 0
Financial assets subject to recurring fair value measurements		0		0
Financial liabilities subject to recurring fair value measurements		0		$ 0
Prepaid forward contract equity	(21,299,979)
Transaction costs, expensed	2,500,000
Prime Number Acquisition I Corp
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Promissory note	$ 583,594	$ 333,594